November 14, 2017

VIA EDGAR

Securities and Exchange Commission

100 F Street, NE

Washington, DC 20549

Re:	BATS: Series C Portfolio, BATS: Series M Portfolio and BATS: Series S Portfolio, each a series of
BlackRock Allocation Target Shares
(File No. 333-109980 and File No. 811-21457)

Ladies and Gentlemen:

On behalf of BlackRock Allocation Target Shares and pursuant to Rule 497(e) under the Securities Act of 1933, as amended, attached for filing are exhibits containing interactive data format risk/return summary information that mirrors the risk/return summary information in a supplement, dated October 23, 2017, to the Prospectus, dated July 28, 2017, for BATS: Series C Portfolio, BATS: Series M Portfolio and BATS: Series S Portfolio (the “Funds”). The purpose of the filing is to submit the 497(e) filing dated October 23, 2017 in XBRL for the Funds.

Any questions or comments on this filing should be directed to the undersigned at 212-728-8172.

Very truly yours,

/s/ Dean A. Caruvana
Dean A. Caruvana

Enclosures

cc:	Ben Archibald, Esq., BlackRock Advisors, LLC
Elliot J. Gluck, Esq., Willkie Farr & Gallagher LLP